INTANGIBLE ASSETS (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
INTANGIBLE ASSETS
Beginning balance	€ 35,859
Ending balance	30,421	€ 35,859
Selling, general and administrative expenses
INTANGIBLE ASSETS
Amortization	17,865	15,714
Cost
INTANGIBLE ASSETS
Beginning balance	81,064	66,896
Additions	14,491	12,109
Effect of movement in exchange rates	(3,993)	2,059
Ending balance	91,562	81,064
Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(45,205)	(28,763)
Additions	(17,865)	(15,714)
Effect of movement in exchange rates	1,929	(728)
Ending balance	(61,141)	(45,205)
Intellectual Property
INTANGIBLE ASSETS
Beginning balance	7,889
Ending balance	7,476	7,889
Intellectual Property | Cost
INTANGIBLE ASSETS
Beginning balance	19,275	18,096
Additions	2,586	648
Effect of movement in exchange rates	(805)	531
Ending balance	21,056	19,275
Intellectual Property | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(11,386)	(8,445)
Additions	(2,626)	(2,755)
Effect of movement in exchange rates	432	(186)
Ending balance	(13,580)	(11,386)
Deferred development costs
INTANGIBLE ASSETS
Beginning balance	12,933
Ending balance	12,557	12,933
Deferred development costs | Cost
INTANGIBLE ASSETS
Beginning balance	33,207	21,595
Additions	11,905	11,461
Effect of movement in exchange rates	(568)	151
Ending balance	44,544	33,207
Deferred development costs | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(20,274)	(11,270)
Additions	(11,972)	(8,962)
Effect of movement in exchange rates	259	(42)
Ending balance	(31,987)	(20,274)
Customer Relationships
INTANGIBLE ASSETS
Beginning balance	14,934
Ending balance	10,372	14,934
Customer Relationships | Cost
INTANGIBLE ASSETS
Beginning balance	26,083	24,758
Effect of movement in exchange rates	(2,508)	1,325
Ending balance	23,575	26,083
Customer Relationships | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(11,149)	(7,452)
Additions	(3,122)	(3,246)
Effect of movement in exchange rates	1,068	(451)
Ending balance	(13,203)	(11,149)
Brands
INTANGIBLE ASSETS
Beginning balance	66
Ending balance		66
Brands | Cost
INTANGIBLE ASSETS
Beginning balance	2,201	2,148
Effect of movement in exchange rates	(100)	53
Ending balance	2,101	2,201
Brands | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(2,135)	(1,430)
Additions	(61)	(663)
Effect of movement in exchange rates	95	(42)
Ending balance	(2,101)	(2,135)
Other
INTANGIBLE ASSETS
Beginning balance	37
Ending balance	16	37
Other | Cost
INTANGIBLE ASSETS
Beginning balance	298	299
Effect of movement in exchange rates	(12)	(1)
Ending balance	286	298
Other | Accumulated Amortization
INTANGIBLE ASSETS
Beginning balance	(261)	(166)
Additions	(84)	(88)
Effect of movement in exchange rates	75	(7)
Ending balance	€ (270)	€ (261)